Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	000-28820
Entity Registrant Name	JONES SODA CO.
Entity Central Index Key	0001083522
Entity Tax Identification Number	52-2336602
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	1522 Western Avenue
Entity Address, Address Line Two	Suite 24150
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	(206)
Local Phone Number	624-3357
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false